Summary of significant accounting policies- VIEs (Details) $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($) ¥ / $	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥) ¥ / $
Convenience translation
Convenience exchange rate (RMB to USD) | ¥ / $	6.8832				6.8832
Accounts receivable, net of allowance			¥ 1,209,000,000		¥ 4,388,000,000
Total assets	$ 73,630		364,245,000,000		506,812,000,000
Accrued expenses, accounts payable and other liabilities	6,855		27,334,000,000		47,186,000,000
Deferred revenue and customer advances	2,187		10,297,000,000		15,052,000,000
Deferred tax liabilities			5,999,000,000		9,323,000,000
Total liabilities	26,542		114,356,000,000		182,691,000,000
Revenue	22,994	¥ 158,273,000,000	101,143,000,000	¥ 76,204,000,000
Net income (loss)	5,989	41,226,000,000	71,289,000,000	24,320,000,000
Net cash (used in) provided by operating activities	11,670	80,326,000,000	56,836,000,000	41,217,000,000
Net cash used in investing activities	(11,385)	(78,364,000,000)	(42,831,000,000)	(53,454,000,000)
Net cash provided by financing activities	$ 4,782	32,914,000,000	(15,846,000,000)	87,497,000,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs					0
Consolidated VIEs
Convenience translation
Cash and cash equivalents and short-term investments			3,978,000,000		7,586,000,000
Investment in equity investees and securities			11,605,000,000		17,371,000,000
Accounts receivable, net of allowance			681,000,000		3,301,000,000
Amounts due from non-VIE subsidiaries of the Company			511,000,000		1,400,000,000
Prepayment for licensed copyrights of video content					1,469,000,000
Property and equipment and intangible assets			1,218,000,000		4,738,000,000
Others			1,753,000,000		2,926,000,000
Total assets			19,746,000,000		38,791,000,000
Amounts due to non-VIE subsidiaries of the Company			12,372,000,000		25,317,000,000
Accruals for purchase of licensed copyrights of video content					2,244,000,000
Accrued expenses, accounts payable and other liabilities			2,624,000,000		7,545,000,000
Deferred revenue and customer advances			1,806,000,000		3,338,000,000
Deferred tax liabilities			219,000,000		1,481,000,000
Total liabilities			17,021,000,000		¥ 39,925,000,000
Revenue		24,712,000,000	8,558,000,000	10,457,000,000
Net income (loss)		(4,688,000,000)	35,000,000	659,000,000
Net cash (used in) provided by operating activities		3,220,000,000	1,224,000,000	(7,343,000,000)
Net cash used in investing activities		(2,557,000,000)	(7,160,000,000)	(5,502,000,000)
Net cash provided by financing activities		¥ 2,688,000,000	¥ 6,494,000,000	¥ 13,018,000,000